Condensed Quarterly Consolidated Statement of Financial Position - JPY (¥) ¥ in Millions	Dec. 31, 2020	Mar. 31, 2020	Apr. 01, 2019
Current assets
Cash and cash equivalents	¥ 4,479,992	¥ 4,098,450	¥ 3,602,805
Trade accounts and other receivables	2,847,322	2,648,360	2,954,617
Receivables related to financial services	6,500,567	6,621,604	6,657,367
Other financial assets	4,205,732	2,143,602	2,640,392
Inventories	2,619,909	2,533,892	2,731,040
Income tax receivable	294,464	237,609	84,574
Other current assets	728,805	679,804	507,654
Total current assets	21,676,792	18,963,320	19,178,450
Non-current assets
Investments accounted for using the equity method	3,923,054	4,297,564	3,467,242
Receivables related to financial services	11,527,467	10,417,797	10,281,028
Other financial assets	8,071,476	7,901,517	7,769,740
Property, plant and equipment
Land	1,341,262	1,318,964	1,359,271
Buildings	4,871,734	4,741,451	4,833,278
Machinery and equipment	12,315,986	11,979,449	11,956,773
Vehicles and equipment on operating leases	5,756,225	5,928,833	6,139,163
Construction in progress	630,262	517,460	656,067
Total property, plant and equipment, at cost	24,915,468	24,486,156	24,944,551
Less - Accumulated depreciation and impairment losses	(14,129,887)	(13,952,141)	(14,260,446)
Total property, plant and equipment, net	10,785,581	10,534,016	10,684,105
Right of use assets	369,909	337,335	396,830
Intangible assets	1,057,967	1,000,257	908,737
Deferred tax assets	345,278	326,364	446,383
Other non-current assets	252,790	194,192	283,889
Total non-current assets	36,333,523	35,009,043	34,237,955
Total assets	58,010,315	53,972,363	53,416,405
Current liabilities
Trade accounts and other payables	3,563,106	3,498,029	3,856,133
Short-term and current portion of long-term debt	12,031,321	9,906,755	9,701,813
Accrued expenses	1,214,649	1,256,794	1,350,252
Other financial liabilities	817,392	538,740	475,302
Income taxes payable	405,825	212,276	321,316
Liabilities for quality assurance	1,437,861	1,552,970	1,769,514
Other current liabilities	1,140,088	1,176,645	1,008,032
Total current liabilities	20,610,241	18,142,209	18,482,362
Non-current liabilities
Long-term debt	11,943,533	11,434,219	11,342,315
Other financial liabilities	331,459	360,588	189,957
Retirement benefit liabilities	1,056,051	1,022,161	1,002,710
Deferred tax liabilities	999,677	1,198,005	1,227,292
Other non-current liabilities	436,276	476,169	516,560
Total non-current liabilities	14,766,995	14,491,142	14,278,833
Total liabilities	35,377,237	32,633,351	32,761,195
Shareholders' equity
Common stock	397,050	397,050	397,050
Additional paid-in capital	504,291	489,334	487,162
Retained earnings	23,102,819	22,234,061	20,613,776
Other components of equity	701,586	585,549	1,016,035
Treasury stock	(2,901,627)	(3,087,106)	(2,606,925)
Total Toyota Motor Corporation shareholders' equity	21,804,119	20,618,888	19,907,100
Non-controlling interests	828,959	720,124	748,110
Total shareholders' equity	22,633,078	21,339,012	20,655,210
Total liabilities and shareholders' equity	¥ 58,010,315	¥ 53,972,363	¥ 53,416,405